Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ 909,507	$ 2,649,001	$ 16,937
Taxes on Reclassification Adjustment For Gains Included In Net Income	$ 359,281	$ 874,097	$ 577,828